As filed with the U.S. Securities and Exchange Commission on July 16, 2020

Securities Act File No. 333-92935

Investment Company Act File No. 811-09729

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 2,383	☒
and/or
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 2,383	☒

(Check appropriate box or boxes)

iShares Trust

(Exact Name of Registrant as Specified in Charter)

c/o State Street Bank and Trust Company

1 Lincoln Street

Mail Stop SFC0805

Boston, MA 02111

(Address of Principal Executive Office)(Zip Code)

Registrant’s Telephone Number, including Area Code (415) 670-2000

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

(Name and Address of Agent for Service)

With Copies to:

MARGERY K. NEALE, ESQ. WILLKIE FARR & GALLAGHER LLP 787 SEVENTH AVENUE NEW YORK, NY 10019-6099	DEEPA DAMRE, ESQ. BLACKROCK FUND ADVISORS 400 HOWARD STREET SAN FRANCISCO, CA 94105

Continuous

(July 16, 2020)

It is proposed that this filing will become effective:

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This filing relates solely to the following Funds, each a series of iShares Trust:

iShares 1-3 Year Treasury Bond ETF

iShares 3-7 Year Treasury Bond ETF

iShares 7-10 Year Treasury Bond ETF

iShares 10-20 Year Treasury Bond ETF

iShares 20+ Year Treasury Bond ETF

iShares Agency Bond ETF

iShares Broad USD Investment Grade Corporate Bond ETF

iShares California Muni Bond ETF

iShares Core 5-10 Year USD Bond ETF

iShares Core 10+ Year USD Bond ETF

iShares Core U.S. Aggregate Bond ETF

iShares Edge High Yield Defensive Bond ETF

iShares Edge Investment Grade Enhanced Bond ETF

iShares ESG Aware 1-5 Year USD Corporate Bond ETF

iShares ESG Aware U.S. Aggregate Bond ETF

iShares ESG Aware USD Corporate Bond ETF

iShares Government/Credit Bond ETF

iShares iBoxx $ High Yield Corporate Bond ETF

iShares iBoxx $ Investment Grade Corporate Bond ETF

iShares Intermediate Government/Credit Bond ETF

iShares Intermediate-Term Corporate Bond ETF

iShares Long-Term Corporate Bond ETF

iShares MBS ETF

iShares National Muni Bond ETF

iShares New York Muni Bond ETF

iShares Short-Term Corporate Bond ETF

iShares Short-Term National Muni Bond ETF

iShares Short Treasury Bond ETF

 SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 2,383 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of San Francisco and the State of California on the 15th day of July, 2020.

iSHARES TRUST

By:
Armando Senra*
President
Date: July 15, 2020

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 2,383 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Salim Ramji*
Trustee
Date: July 15, 2020

John E. Martinez*
Trustee
Date: July 15, 2020

Cecilia H. Herbert*
Trustee
Date: July 15, 2020

John E. Kerrigan*
Trustee
Date: July 15, 2020

Robert S. Kapito*
Trustee
Date: July 15, 2020

Madhav V. Rajan*
Trustee
Date: July 15, 2020

Jane D. Carlin*
Trustee
Date: July 15, 2020
______________________________________________________________________ Drew E. Lawton*
Trustee
Date: July 15, 2020
______________________________________________________________________ Richard L. Fagnani* Trustee
Date: July 15, 2020

/s/ Trent W. Walker
Trent W. Walker*
Treasurer and Chief Financial Officer
Date: July 15, 2020
/s/ Trent W. Walker
* By: Trent W. Walker
Attorney-in-fact
Date: July 15, 2020

---------

*

Powers of Attorney, each dated January 1, 2020, for Armando Senra, Salim Ramji, Jane D. Carlin, Cecilia H. Herbert, John E. Kerrigan, John E. Martinez, Madhav V. Rajan, Robert S. Kapito, Drew E. Lawton, Richard L. Fagnani and Trent W. Walker are incorporated herein by reference to Post-Effective Amendment No. 2,257, filed January 9, 2020.

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase